8. Stockholders' Deficiency: Schedule of Stock Option Activities Table Text Block (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Details
Stock Options Granted | shares	2,709,998
Stock Options Granted - Weighted Average Exercise Price | $ / shares	$ 2.2031
Stock Options Outstanding | shares	2,709,998
Stock Options Outstanding - Weighted Average Exercise Price | $ / shares	$ 2.2031